Label	Element	Value
Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: BALANCED FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Balanced Fund (the “Fund”) is to seek long-term growth and current income.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by using a “fund-of-funds” strategy. Accordingly, the Fund invests in a combination of other Penn Series Funds (each, an “underlying fund” and, collectively, the “underlying funds”) in accordance with its target asset allocation. These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. The underlying funds are managed using both indexed and active management strategies. The Fund intends to invest primarily in a combination of underlying funds; however, the Fund may invest directly in equity and fixed income securities and cash equivalents, including money market securities.
Under normal circumstances, the Fund will invest 50%-70% of its assets in stock and other equity underlying funds, 30%-50% of its assets in bond and other fixed income funds, and 0%-20% of its assets in money market funds. The Fund’s allocation strategy is designed to provide a mix of the growth opportunities of stock investing with the income opportunities of bonds and other fixed income securities.
The Fund’s underlying equity fund allocation will primarily track the performance of the large capitalization company portion of the U.S. stock market. The Fund’s underlying fixed income fund allocation will be invested primarily in a broad range of investment grade fixed income securities (although up to 10% of the underlying fund may be invested in non-investment grade securities (commonly known as “junk bonds”)), and is intended to provide results consistent with the broad U.S. fixed income market.
The following chart shows the Fund’s target asset allocation among the various asset classes. The Adviser may permit modest deviations from the target asset allocations listed below. Market appreciation or depreciation may cause the Fund to be outside of its target asset allocation range. In addition, differences in the performance of the underlying funds and the size and frequency of purchase and redemption orders may affect the Fund’s actual allocations. Accordingly, the Fund’s actual allocations may differ from this illustration.

Asset Classes and Underlying Funds	Target Asset Allocation
Equity Fund	50% - 70%
Penn Series Index 500 Fund
Fixed Income Fund	30% - 50%
Penn Series Quality Bond Fund
Money Market Fund	0% - 20%
Penn Series Money Market Fund
The Fund’s investment performance is directly related to the investment performance of the underlying funds. A brief description of each underlying fund’s principal investment strategy is provided below.

Underlying Funds	Investment Objective and Principal Investment Strategy
Penn Series Index 500 Fund	Seeks a total return (capital appreciation and income) which corresponds to that of the S&P 500® Index. Under normal circumstances, the Fund intends to invest substantially all of its assets in securities of companies included in the Index and close substitutes (such as index futures contracts) that are designed to track the S&P 500® Index.
Penn Series Quality Bond Fund	Seeks to maximize total return over the long term consistent with the preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in marketable investment grade debt securities.
Penn Series Money Market Fund	Seeks current income, while preserving capital and liquidity. The Fund is a government money market and will invest no less than 99.5% of its total assets in government securities, cash or repurchase agreements that are collateralized fully by government securities or cash.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by using a “fund-of-funds” strategy.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index and one additional index, the Bloomberg U.S. Aggregate Bond Index. The Bloomberg U.S. Aggregate Bond Index, in conjunction with the broad-based index, is used to track the broad range of allocations the Fund makes to the underlying funds. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund’s overall performance. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index and one additional index, the Bloomberg U.S. Aggregate Bond Index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Bloomberg U.S. Aggregate Bond Index, in conjunction with the broad-based index, is used to track the broad range of allocations the Fund makes to the underlying funds. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund’s overall performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
13.85%	-11.87%
6/30/2020	6/30/2022

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for Periods Ended December 31, 2023)
Balanced Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Balanced Fund | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Balanced Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Balanced Fund | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The possibility that an underlying fund’s use of derivatives, such as futures, options and swap agreements, may lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the Adviser or Sub-Adviser of the underlying fund believes it would be appropriate to do so, difficult to value if the instrument becomes illiquid, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Balanced Fund | Asset Allocation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Asset Allocation Risk. The possibility that the Fund may underperform other funds with similar investment objectives due to the Fund’s allocation of assets to underlying funds investing in asset classes or market sectors that perform poorly relative to other asset categories.

Balanced Fund | Underlying Fund Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Underlying Fund Investment Risk. The possibility that the underperformance of an underlying fund may contribute to the underperformance of the Fund. The Fund’s performance and risks will be directly related to the performance and risks of the underlying funds in which it invests. In addition, the Fund indirectly pays a pro rata portion of the expenses incurred by the underlying funds, which also may lower the Fund’s performance.

Balanced Fund | Redemption Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Redemption Risk. The possibility that large redemptions may cause the Fund to sell its securities at inopportune times resulting in a loss to the Fund.
Balanced Fund | Fixed Income Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Fixed Income Securities Risk. The possibility that the market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased, and sometimes unpredictable, volatility and reduced liquidity. During those periods, an underlying fund may experience increased levels of shareholder redemptions, and may have to sell securities at inopportune times, and at unfavorable prices. Fixed income securities also may be difficult to value during such periods. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have a material adverse effect on prices for fixed income securities and on the management of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates. The Fund, through its investments in underlying funds with exposure to fixed income securities, is also subject to the following risks:
Credit Risk. The possibility that an issuer of a debt security, or the counterparty to a derivatives contract, held by an underlying fund defaults on its payment obligations.
Income Risk. The possibility that an underlying fund’s yield (the rate of dividends the underlying fund pays) may decline in the event of declining interest rates.
Interest Rate Risk. The possibility that the prices of an underlying fund’s fixed income investments will decline due to rising interest rates.
Large-Cap Securities Risk. The possibility that an underlying fund’s investments in larger companies may underperform relative to those of smaller companies. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Prepayment and Extension Risk. The possibility that the principal on a fixed income security may be paid off earlier or later than expected causing the underlying fund to invest in fixed income securities with lower interest rates, which may adversely affect the underlying fund’s performance.

Balanced Fund | Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%	[1]
1 Year	rr_ExpenseExampleYear01	$ 69
3 Years	rr_ExpenseExampleYear03	218
5 Years	rr_ExpenseExampleYear05	379
10 Years	rr_ExpenseExampleYear10	$ 847
2014	rr_AnnualReturn2014	9.65%
2015	rr_AnnualReturn2015	0.68%
2016	rr_AnnualReturn2016	8.37%
2017	rr_AnnualReturn2017	14.32%
2018	rr_AnnualReturn2018	(2.93%)
2019	rr_AnnualReturn2019	21.66%
2020	rr_AnnualReturn2020	14.77%
2021	rr_AnnualReturn2021	15.77%
2022	rr_AnnualReturn2022	(16.57%)
2023	rr_AnnualReturn2023	17.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.87%)
1 Year	rr_AverageAnnualReturnYear01	17.84%
5 Years	rr_AverageAnnualReturnYear05	9.71%
10 Years	rr_AverageAnnualReturnYear10	7.75%
Balanced Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
Balanced Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	1.81%

[1]
The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.